Distribution Date:	11/18/21	BANK 2018-BNK14
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2018-BNK14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik		kluzik@ncb.coop
Mortgage Loan Detail (Part 1)	13-15		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	16-18	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	19		General	(305) 229-6465
Historical Detail	20		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	22		David Rodgers	(212) 310-9821
Specially Serviced Loan Detail - Part 1	23		600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	26				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	27
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28
			General Contact	(302) 636-4140
Supplemental Notes	29
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06035RAN6	3.277000%	53,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	06035RAP1	4.128000%	111,800,000.00	68,524,452.36	938,475.27	235,724.12	0.00	0.00	1,174,199.39	67,585,977.09	32.42%	30.00%
A-SB	06035RAQ9	4.185000%	46,900,000.00	46,900,000.00	0.00	163,563.75	0.00	0.00	163,563.75	46,900,000.00	32.42%	30.00%
A-3	06035RAR7	3.966000%	313,000,000.00	313,000,000.00	0.00	1,034,465.00	0.00	0.00	1,034,465.00	313,000,000.00	32.42%	30.00%
A-4	06035RAS5	4.231000%	391,921,000.00	391,921,000.00	0.00	1,381,848.13	0.00	0.00	1,381,848.13	391,921,000.00	32.42%	30.00%
A-S	06035RAU0	4.481000%	155,616,000.00	155,616,000.00	0.00	581,096.08	0.00	0.00	581,096.08	155,616,000.00	19.59%	18.13%
B	06035RAV8	4.732200%	47,505,000.00	47,505,000.00	0.00	187,335.99	0.00	0.00	187,335.99	47,505,000.00	15.67%	14.50%
C	06035RAW6	4.759200%	49,142,000.00	49,142,000.00	0.00	194,897.19	0.00	0.00	194,897.19	49,142,000.00	11.62%	10.75%
D	06035RAX4	3.000000%	32,761,000.00	32,761,000.00	0.00	81,902.50	0.00	0.00	81,902.50	32,761,000.00	8.92%	8.25%
E	06035RAZ9	3.000000%	24,571,000.00	24,571,000.00	0.00	61,427.50	0.00	0.00	61,427.50	24,571,000.00	6.89%	6.38%
F	06035RBB1	3.940000%	26,210,000.00	26,210,000.00	0.00	86,056.17	0.00	0.00	86,056.17	26,210,000.00	4.73%	4.38%
G	06035RBD7	3.940000%	13,104,000.00	13,104,000.00	0.00	43,024.80	0.00	0.00	43,024.80	13,104,000.00	3.65%	3.38%
H*	06035RBF2	3.940000%	44,228,600.00	44,228,600.00	0.00	108,951.49	0.00	0.00	108,951.49	44,228,600.00	0.00%	0.00%
V	06035RAK2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06035RAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2HRED5	4.759200%	68,971,505.34	63,867,529.15	49,393.44	251,389.92	0.00	0.00	300,783.36	63,818,135.71	0.00%	0.00%
Interest
Regular SubTotal			1,379,430,105.34	1,277,350,581.51	987,868.71	4,411,682.64	0.00	0.00	5,399,551.35	1,276,362,712.80

Notional Certificates
X-A	06035RBH8	0.640544%	917,321,000.00	820,345,452.36	0.00	437,889.41	0.00	0.00	437,889.41	819,406,977.09
X-B	06035RAT3	0.176701%	252,263,000.00	252,263,000.00	0.00	37,145.90	0.00	0.00	37,145.90	252,263,000.00
X-D	06035RAA4	1.759200%	57,332,000.00	57,332,000.00	0.00	84,048.74	0.00	0.00	84,048.74	57,332,000.00
X-F	06035RAC0	0.819200%	26,210,000.00	26,210,000.00	0.00	17,892.70	0.00	0.00	17,892.70	26,210,000.00
X-G	06035RAE6	0.819200%	13,104,000.00	13,104,000.00	0.00	8,945.67	0.00	0.00	8,945.67	13,104,000.00
X-H	06035RAG1	0.819200%	44,228,600.00	44,228,600.00	0.00	30,193.41	0.00	0.00	30,193.41	44,228,600.00
Notional SubTotal			1,310,458,600.00	1,213,483,052.36	0.00	616,115.83	0.00	0.00	616,115.83	1,212,544,577.09

Deal Distribution Total					987,868.71	5,027,798.47	0.00	0.00	6,015,667.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06035RAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	06035RAP1	612.91996744	8.39423318	2.10844472	0.00000000	0.00000000	0.00000000	0.00000000	10.50267791	604.52573426
A-SB	06035RAQ9	1,000.00000000	0.00000000	3.48750000	0.00000000	0.00000000	0.00000000	0.00000000	3.48750000	1,000.00000000
A-3	06035RAR7	1,000.00000000	0.00000000	3.30500000	0.00000000	0.00000000	0.00000000	0.00000000	3.30500000	1,000.00000000
A-4	06035RAS5	1,000.00000000	0.00000000	3.52583334	0.00000000	0.00000000	0.00000000	0.00000000	3.52583334	1,000.00000000
A-S	06035RAU0	1,000.00000000	0.00000000	3.73416667	0.00000000	0.00000000	0.00000000	0.00000000	3.73416667	1,000.00000000
B	06035RAV8	1,000.00000000	0.00000000	3.94350047	0.00000000	0.00000000	0.00000000	0.00000000	3.94350047	1,000.00000000
C	06035RAW6	1,000.00000000	0.00000000	3.96600037	0.00000000	0.00000000	0.00000000	0.00000000	3.96600037	1,000.00000000
D	06035RAX4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	06035RAZ9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	06035RBB1	1,000.00000000	0.00000000	3.28333346	0.00000000	0.00000000	0.00000000	0.00000000	3.28333346	1,000.00000000
G	06035RBD7	1,000.00000000	0.00000000	3.28333333	0.00000000	0.00000000	0.00000000	0.00000000	3.28333333	1,000.00000000
H	06035RBF2	1,000.00000000	0.00000000	2.46337189	0.81996152	9.34327607	0.00000000	0.00000000	2.46337189	1,000.00000000
V	06035RAK2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06035RAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2HRED5	925.99877058	0.71614270	3.64483737	0.02767404	0.31688275	0.00000000	0.00000000	4.36098007	925.28262788

Notional Certificates
X-A	06035RBH8	894.28395552	0.00000000	0.47735679	0.00000000	0.00000000	0.00000000	0.00000000	0.47735679	893.26089459
X-B	06035RAT3	1,000.00000000	0.00000000	0.14725069	0.00000000	0.00000000	0.00000000	0.00000000	0.14725069	1,000.00000000
X-D	06035RAA4	1,000.00000000	0.00000000	1.46600049	0.00000000	0.00000000	0.00000000	0.00000000	1.46600049	1,000.00000000
X-F	06035RAC0	1,000.00000000	0.00000000	0.68266692	0.00000000	0.00000000	0.00000000	0.00000000	0.68266692	1,000.00000000
X-G	06035RAE6	1,000.00000000	0.00000000	0.68266712	0.00000000	0.00000000	0.00000000	0.00000000	0.68266712	1,000.00000000
X-H	06035RAG1	1,000.00000000	0.00000000	0.68266710	0.00000000	0.00000000	0.00000000	0.00000000	0.68266710	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	235,724.12	0.00	235,724.12	0.00	0.00	0.00	235,724.12	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	163,563.75	0.00	163,563.75	0.00	0.00	0.00	163,563.75	0.00
A-3	10/01/21 - 10/30/21	30	0.00	1,034,465.00	0.00	1,034,465.00	0.00	0.00	0.00	1,034,465.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	1,381,848.13	0.00	1,381,848.13	0.00	0.00	0.00	1,381,848.13	0.00
X-A	10/01/21 - 10/30/21	30	0.00	437,889.41	0.00	437,889.41	0.00	0.00	0.00	437,889.41	0.00
X-B	10/01/21 - 10/30/21	30	0.00	37,145.90	0.00	37,145.90	0.00	0.00	0.00	37,145.90	0.00
X-D	10/01/21 - 10/30/21	30	0.00	84,048.74	0.00	84,048.74	0.00	0.00	0.00	84,048.74	0.00
X-F	10/01/21 - 10/30/21	30	0.00	17,892.70	0.00	17,892.70	0.00	0.00	0.00	17,892.70	0.00
X-G	10/01/21 - 10/30/21	30	0.00	8,945.67	0.00	8,945.67	0.00	0.00	0.00	8,945.67	0.00
X-H	10/01/21 - 10/30/21	30	0.00	30,193.41	0.00	30,193.41	0.00	0.00	0.00	30,193.41	0.00
A-S	10/01/21 - 10/30/21	30	0.00	581,096.08	0.00	581,096.08	0.00	0.00	0.00	581,096.08	0.00
B	10/01/21 - 10/30/21	30	0.00	187,335.99	0.00	187,335.99	0.00	0.00	0.00	187,335.99	0.00
C	10/01/21 - 10/30/21	30	0.00	194,897.19	0.00	194,897.19	0.00	0.00	0.00	194,897.19	0.00
D	10/01/21 - 10/30/21	30	0.00	81,902.50	0.00	81,902.50	0.00	0.00	0.00	81,902.50	0.00
E	10/01/21 - 10/30/21	30	0.00	61,427.50	0.00	61,427.50	0.00	0.00	0.00	61,427.50	0.00
F	10/01/21 - 10/30/21	30	0.00	86,056.17	0.00	86,056.17	0.00	0.00	0.00	86,056.17	0.00
G	10/01/21 - 10/30/21	30	0.00	43,024.80	0.00	43,024.80	0.00	0.00	0.00	43,024.80	0.00
H	10/01/21 - 10/30/21	30	375,740.59	145,217.24	0.00	145,217.24	36,265.75	0.00	0.00	108,951.49	413,240.02
RR Interest	10/01/21 - 10/30/21	30	19,868.36	253,298.65	0.00	253,298.65	1,908.72	0.00	0.00	251,389.92	21,855.88
Totals			395,608.95	5,065,972.95	0.00	5,065,972.95	38,174.47	0.00	0.00	5,027,798.47	435,095.90

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	6,015,667.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,087,553.57	Master Servicing Fee	13,699.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,491.55
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	549.58
ARD Interest	0.00	Operating Advisor Fee	1,307.99
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	241.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,087,553.57	Total Fees	21,580.61

Principal		Expenses/Reimbursements
Scheduled Principal	987,868.71	Reimbursement for Interest on Advances	1.11
Unscheduled Principal Collections		ASER Amount	10,684.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	26,523.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	964.90
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	987,868.71	Total Expenses/Reimbursements	38,174.48

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,027,798.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	987,868.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,015,667.18
Total Funds Collected	6,075,422.28	Total Funds Distributed	6,075,422.27

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,277,350,582.97	1,277,350,582.97	Beginning Certificate Balance	1,277,350,581.51
(-) Scheduled Principal Collections	987,868.71	987,868.71	(-) Principal Distributions	987,868.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,276,362,714.26	1,276,362,714.26	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,278,748,818.32	1,278,748,818.32	Ending Certificate Balance	1,276,362,712.80
Ending Actual Collateral Balance	1,277,917,494.94	1,277,917,494.94

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(1.46)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(1.46)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	(0.01)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	30	140,643,267.14	11.02%	81	4.7939	1.589866	1.40 or less	24	393,264,662.38	30.81%	72	4.9103	0.747378
10,000,001 to 20,000,000		16	247,073,710.60	19.36%	78	4.6031	1.931876	1.41 to 1.60	8	110,006,933.52	8.62%	80	4.8961	1.506051
20,000,001 to 30,000,000		2	58,304,295.06	4.57%	79	4.2879	2.190312	1.61 to 1.80	10	227,389,931.35	17.82%	81	4.7082	1.755459
30,000,001 to 40,000,000		4	144,281,846.62	11.30%	81	4.8850	1.499266	1.81 to 2.00	2	78,380,828.81	6.14%	81	4.8063	1.853505
40,000,001 to 55,000,000		8	385,728,766.03	30.22%	73	4.5772	1.553614	2.01 to 2.20	5	159,660,782.78	12.51%	81	4.4514	2.110935
	55,000,001 or greater	4	300,330,828.81	23.53%	81	4.5829	1.894944	2.21 or greater	15	307,659,575.42	24.10%	80	4.1624	2.835098
	Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088	Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Arizona	5	82,851,395.86	6.49%	81	4.6968	1.142162	Utah	1	2,900,000.00	0.23%	81	4.9800	2.601400
California	11	220,805,177.43	17.30%	81	4.7730	1.718643	Washington	1	1,437,821.00	0.11%	82	4.4200	2.115900
Connecticut	1	2,959,334.84	0.23%	82	4.4850	1.322500	Washington, DC	2	4,585,915.47	0.36%	80	4.2850	2.030600
Florida	12	159,111,287.83	12.47%	80	4.3198	1.883450	Wisconsin	1	2,893,073.00	0.23%	82	5.1500	0.192400
Georgia	3	22,317,627.64	1.75%	80	4.9841	1.636618	Totals	128	1,276,362,714.26	100.00%	78	4.6290	1.734088
Hawaii	1	47,962,517.38	3.76%	22	5.7200	0.492100
									Property Type³
Illinois	6	93,039,591.57	7.29%	81	4.9220	1.527906
Indiana	1	11,579,107.18	0.91%	78	5.1500	1.559200		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	7,048,715.47	0.55%	82	5.2279	0.420209		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	4	6,779,036.00	0.53%	82	5.1500	0.192400	Lodging	33	231,213,635.48	18.12%	69	5.0932	0.487679
Maine	1	2,539,271.00	0.20%	82	4.4200	2.115900	Mixed Use	5	30,879,753.97	2.42%	80	4.5015	2.199827
Maryland	2	3,543,587.00	0.28%	82	5.1500	0.192400	Mobile Home Park	2	2,533,357.44	0.20%	80	5.5910	1.481700
Massachusetts	1	12,880,281.63	1.01%	80	4.2850	2.030600	Multi-Family	20	142,272,398.11	11.15%	81	4.6289	1.335370
Michigan	4	18,655,702.00	1.46%	81	4.3585	2.188119	Office	11	302,580,085.76	23.71%	79	4.5549	2.097725
Minnesota	2	25,467,000.00	2.00%	81	4.6766	2.383280	Retail	44	517,836,901.56	40.57%	80	4.4767	2.083339
Mississippi	1	3,868,844.00	0.30%	82	5.1500	0.192400	Self Storage	13	49,046,581.70	3.84%	82	4.5375	1.588942
Missouri	6	22,388,947.89	1.75%	82	4.9500	0.588549	Totals	128	1,276,362,714.26	100.00%	78	4.6290	1.734088
New Jersey	3	85,789,081.41	6.72%	82	4.8039	1.702296
New York	24	264,646,334.83	20.73%	78	4.0292	2.276510
North Carolina	6	18,876,858.94	1.48%	82	4.9941	1.014158
Ohio	6	37,152,450.79	2.91%	80	5.0687	1.617589
Oklahoma	2	3,286,805.00	0.26%	82	5.1500	0.192400
Pennsylvania	6	53,664,266.27	4.20%	81	4.9921	1.635913
Tennessee	4	31,423,971.06	2.46%	78	4.7974	1.530790
Texas	9	25,908,711.53	2.03%	82	4.7076	1.205433

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	27	522,994,885.06	40.98%	79	4.1617	2.211298	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	24	496,765,972.93	38.92%	81	4.7833	1.633005	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	13	256,601,856.27	20.10%	70	5.2828	0.957149	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088	37 months to 48 months	64	1,276,362,714.26	100.00%	78	4.6290	1.734088
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	61 months or less	2	62,672,826.17	4.91%	25	5.2189	0.612275	Interest Only	24	740,049,700.00	57.98%	81	4.4668	2.053052
62 months to 71 months		0	0.00	0.00%	0	0.0000	0.000000	296 months or less	3	65,032,075.13	5.10%	70	4.3463	1.306135
	72 months or greater	62	1,213,689,888.09	95.09%	81	4.5985	1.792016	297 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088	301 months to 478 months	37	471,280,939.13	36.92%	75	4.9227	1.292273
								479 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	74,021,917.22	5.80%	80	4.0347	2.739664				None
	12 months or less	59	1,196,665,109.42	93.76%	78	4.6670	1.674024
	13 months to 24 months	2	5,675,687.62	0.44%	81	4.3760	1.283305
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	64	1,276,362,714.26	100.00%	78	4.6290	1.734088
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300801824	RT	New York	NY	Actual/360	3.871%	333,366.25	0.00	0.00	N/A	07/01/28	--	100,000,000.00	100,000,000.00	11/01/21
2	310731012	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/21
2A	310946572				Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	11/01/21
3	310945548	OF	Saddle Brook	NJ	Actual/360	4.825%	313,510.26	0.00	0.00	N/A	09/11/28	--	75,450,000.00	75,450,000.00	11/11/21
5	310946687	LO	Various	Various	Actual/360	5.150%	288,256.94	0.00	0.00	N/A	09/11/28	--	65,000,000.00	65,000,000.00	11/11/21
6	1853052	OF	Downers Grove	IL	Actual/360	4.850%	250,428.17	82,017.68	0.00	N/A	08/01/28	--	59,962,846.49	59,880,828.81	11/01/21
7	300801830	RT	Various	Various	Actual/360	4.420%	195,768.09	0.00	0.00	N/A	09/01/28	--	51,435,200.00	51,435,200.00	11/01/21
8	1853712	MF	Tracy	CA	Actual/360	4.780%	207,863.61	0.00	0.00	N/A	08/01/28	--	50,500,000.00	50,500,000.00	11/01/21
9	453011949	Various Various		Various	Actual/360	4.285%	169,652.74	0.00	0.00	N/A	07/07/28	--	45,978,082.78	45,978,082.78	11/07/21
9A	453011973				Actual/360	4.285%	14,840.32	0.00	0.00	N/A	07/07/28	--	4,021,917.22	4,021,917.22	11/07/21
10	310946156	OF	New York	NY	Actual/360	3.768%	97,340.00	0.00	0.00	N/A	06/11/28	--	30,000,000.00	30,000,000.00	11/11/21
10A	310946157				Actual/360	3.768%	64,893.33	0.00	0.00	N/A	06/11/28	--	20,000,000.00	20,000,000.00	11/11/21
11	300801790	LO	Phoenix	AZ	Actual/360	4.696%	198,416.72	60,781.99	0.00	N/A	07/01/28	--	49,067,166.16	49,006,384.17	11/01/21
12	310946337	LO	Hilo	HI	Actual/360	5.720%	236,509.62	54,324.61	0.00	N/A	09/11/23	--	48,016,841.99	47,962,517.38	06/11/20
13	300801831	SS	Various	Various	Actual/360	4.485%	158,085.45	86,106.37	0.00	09/01/28	09/01/43	--	40,932,688.07	40,846,581.70	11/01/21
14	320491114	OF	Los Angeles	CA	Actual/360	4.465%	153,794.44	0.00	0.00	N/A	09/01/28	--	40,000,000.00	40,000,000.00	11/01/21
15	1751324	RT	Bridgeville	PA	Actual/360	5.190%	160,890.00	0.00	0.00	N/A	08/01/28	--	36,000,000.00	36,000,000.00	11/01/21
16	453011912	RT	Chino Hills	CA	Actual/360	5.175%	155,968.75	0.00	0.00	N/A	06/01/28	--	35,000,000.00	35,000,000.00	11/01/21
17	453011978	LO	Various	Various	Actual/360	4.755%	136,464.54	46,217.52	0.00	N/A	09/01/28	--	33,328,064.14	33,281,846.62	04/01/21
18	310945579	RT	Franklin	TN	30/360	4.839%	114,313.67	43,793.91	0.00	N/A	05/11/28	--	28,348,088.97	28,304,295.06	10/11/21
19	453011954	OF	New York	NY	Actual/360	3.585%	46,690.64	414,207.76	0.00	N/A	08/08/24	--	15,124,516.55	14,710,308.79	11/08/21
20	470110810	MF	New York	NY	Actual/360	4.380%	74,130.70	25,785.34	0.00	N/A	09/01/28	--	19,654,625.94	19,628,840.60	11/01/21
21	310945432	OF	San Diego	CA	Actual/360	4.670%	77,964.68	0.00	0.00	N/A	08/11/28	--	19,387,500.00	19,387,500.00	11/11/21
22	1852377	RT	Encino	CA	Actual/360	4.665%	74,316.04	0.00	0.00	N/A	07/01/28	--	18,500,000.00	18,500,000.00	11/01/21
23	310945085	RT	Jacksonville	FL	Actual/360	4.605%	73,161.94	0.00	0.00	N/A	07/11/28	--	18,450,000.00	18,450,000.00	11/11/21
24	320491124	RT	Cincinnati	OH	Actual/360	5.280%	75,368.92	21,121.20	0.00	N/A	05/01/28	--	16,576,742.50	16,555,621.30	11/01/21
25	310944346	LO	Roseville	CA	Actual/360	4.970%	72,589.19	18,359.05	0.00	N/A	08/11/28	--	16,961,191.78	16,942,832.73	11/11/21
26	310942574	RT	Schaumburg	IL	Actual/360	4.885%	68,566.40	0.00	0.00	N/A	09/11/28	--	16,300,000.00	16,300,000.00	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	300801826	OF	Peoria	AZ	Actual/360	4.706%	54,920.00	0.00	0.00	N/A	08/01/28	--	13,552,500.00	13,552,500.00	11/01/21
28	1852503	RT	Sterling Heights	MI	Actual/360	4.335%	50,394.38	0.00	0.00	N/A	07/01/28	--	13,500,000.00	13,500,000.00	11/01/21
29	320491129	RT	Coon Rapids	MN	Actual/360	4.750%	53,173.61	0.00	0.00	N/A	08/01/28	--	13,000,000.00	13,000,000.00	11/01/21
30	320491130	RT	Arden Hills	MN	Actual/360	4.600%	49,383.17	0.00	0.00	N/A	08/01/28	--	12,467,000.00	12,467,000.00	11/01/21
31	1852253	OF	San Francisco	CA	Actual/360	5.141%	53,123.67	0.00	0.00	N/A	08/01/28	--	12,000,000.00	12,000,000.00	11/01/21
32	610944439	RT	Avon	IN	Actual/360	5.150%	51,412.70	14,110.45	0.00	N/A	05/11/28	--	11,593,217.63	11,579,107.18	11/11/21
33	470108590	MF	Briarwood	NY	Actual/360	4.520%	40,868.33	0.00	0.00	N/A	09/01/28	--	10,500,000.00	10,500,000.00	11/01/21
34	300801781	LO	Newnan	GA	Actual/360	4.930%	40,305.55	19,023.48	0.00	N/A	06/01/28	--	9,494,208.12	9,475,184.64	11/01/21
35	1852167	MF	New Albany	OH	Actual/360	4.985%	42,267.15	11,323.38	0.00	N/A	09/01/28	--	9,846,426.58	9,835,103.20	11/01/21
36	310945364	LO	Raleigh	NC	Actual/360	5.155%	42,424.14	12,209.29	0.00	N/A	09/11/28	--	9,557,079.23	9,544,869.94	05/11/20
37	320491137	RT	Mesa	AZ	Actual/360	4.680%	40,078.35	0.00	0.00	N/A	08/01/28	--	9,945,000.00	9,945,000.00	11/01/21
38	1852981	OF	Chamblee	GA	Actual/360	4.975%	39,616.55	0.00	0.00	N/A	07/01/28	--	9,247,500.00	9,247,500.00	11/01/21
39	1853370	MF	Chicago	IL	Actual/360	5.285%	36,176.41	9,282.22	0.00	N/A	07/01/28	--	7,949,160.98	7,939,878.76	11/01/21
40	300801783	OF	Beavercreek	OH	Actual/360	4.987%	32,649.25	10,232.94	0.00	N/A	06/01/28	--	7,602,818.23	7,592,585.29	11/01/21
41	320491141	MU	Kissimmee	FL	Actual/360	5.101%	30,747.69	0.00	0.00	N/A	08/01/28	--	7,000,000.00	7,000,000.00	11/01/21
42	470110640	MF	Rockville Centre	NY	Actual/360	4.400%	24,853.97	5,058.99	0.00	N/A	09/01/28	--	6,559,697.64	6,554,638.65	11/01/21
43	320491143	RT	Chandler	AZ	Actual/360	4.867%	24,977.80	7,036.36	0.00	N/A	09/01/28	--	5,959,827.19	5,952,790.83	11/01/21
44	470110670	MF	Forest Hills	NY	Actual/360	4.470%	20,959.23	4,108.40	0.00	N/A	09/01/28	--	5,445,134.49	5,441,026.09	11/01/21
45	410945661	SS	Various	NC	Actual/360	4.700%	21,450.28	0.00	0.00	N/A	09/11/28	--	5,300,000.00	5,300,000.00	11/11/21
46	470110570	MF	Jamaica	NY	Actual/360	4.370%	16,439.79	3,416.04	0.00	N/A	08/01/28	--	4,368,734.75	4,365,318.71	11/01/21
47	320491147	RT	Deer Park	TX	Actual/360	5.170%	17,139.99	0.00	0.00	N/A	07/01/28	--	3,850,000.00	3,850,000.00	11/01/21
48	470110360	MF	Hewlett	NY	Actual/360	4.310%	12,298.00	5,043.06	0.00	N/A	08/01/28	--	3,313,585.47	3,308,542.41	11/01/21
49	470110300	MF	Yonkers	NY	Actual/360	4.430%	11,932.58	4,651.06	0.00	N/A	08/01/28	--	3,128,034.58	3,123,383.52	11/01/21
50	470110200	MF	Bronx	NY	Actual/360	4.340%	11,165.30	4,497.23	0.00	N/A	09/01/28	--	2,987,592.35	2,983,095.12	11/01/21
51	410946083	SS	Riverdale	UT	Actual/360	4.980%	12,436.17	0.00	0.00	N/A	08/11/28	--	2,900,000.00	2,900,000.00	11/11/21
52	470110000	MF	New York	NY	Actual/360	4.340%	9,909.91	4,012.33	0.00	N/A	08/01/28	--	2,651,678.19	2,647,665.86	11/01/21
53	470110050	MF	Rego Park	NY	Actual/360	4.370%	10,160.25	0.00	0.00	N/A	08/01/28	--	2,700,000.00	2,700,000.00	11/01/21
54	470109860	MF	New York	NY	Actual/360	4.310%	9,487.03	3,890.36	0.00	N/A	08/01/28	--	2,556,194.46	2,552,304.10	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	300801794	MH	Various	Various	Actual/360	5.591%	12,211.16	2,986.90	0.00	N/A	07/01/28	--	2,536,344.34	2,533,357.44	11/01/21
56	470110460	MF	Bronx	NY	Actual/360	4.420%	9,031.78	3,516.80	0.00	N/A	09/01/28	--	2,372,966.87	2,369,450.07	11/01/21
57	470109780	MF	Belle Harbor	NY	Actual/360	4.450%	9,313.47	1,845.38	0.00	N/A	09/01/28	--	2,430,480.60	2,428,635.22	11/01/21
58	470110130	MF	Bayside	NY	Actual/360	4.350%	6,395.50	2,565.11	0.00	N/A	09/01/28	--	1,707,364.09	1,704,798.98	11/01/21
59	300801822	Various Pittsburgh		PA	Actual/360	5.393%	7,609.23	2,013.53	0.00	N/A	07/01/28	--	1,638,517.80	1,636,504.27	11/01/21
60	470109980	MF	Freeport	NY	Actual/360	4.470%	6,007.07	1,177.49	0.00	N/A	09/01/28	--	1,560,614.53	1,559,437.04	11/01/21
61	470110160	MF	New York	NY	Actual/360	4.420%	4,328.89	1,694.43	0.00	N/A	08/01/28	--	1,137,352.63	1,135,658.20	11/01/21
62	470110480	MF	New York	NY	Actual/360	4.510%	3,868.39	1,458.05	0.00	N/A	08/01/28	--	996,079.63	994,621.58	11/01/21
Totals							5,087,553.57	987,868.71	0.00				1,277,350,582.97	1,276,362,714.26
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,432,654.62	9,891,312.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	115,600,112.20	66,737,901.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,999,049.47	3,742,059.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,560,330.53	4,210,021.43	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,733,062.64	6,411,176.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,087,636.00	2,542,256.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,741,457.72	3,149,375.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	61,061,324.98	33,012,683.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	32,565,114.88	26,544,269.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,238,601.00	1,068,950.63	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	31,318.00	1,381,458.96	01/01/21	06/30/21	09/13/21	2,171,112.09	114,680.11	279,646.44	4,826,014.44	420,221.73	0.00
13	3,856,139.66	3,944,466.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,176,372.57	2,093,168.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,955,113.12	1,646,522.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	7,178,307.82	4,211,056.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	4,460,444.00	07/01/20	06/30/21	--	0.00	0.00	182,332.79	1,277,779.58	0.00	0.00
18	17,566,189.00	7,702,055.05	01/01/21	06/30/21	--	0.00	0.00	157,989.46	157,989.46	0.00	0.00
19	23,140,376.00	17,355,282.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,413,202.00	1,444,101.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,131,093.09	1,222,641.55	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,732,465.89	425,201.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,225,163.57	1,214,290.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,074,666.02	1,556,322.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	818,489.40	1,214,882.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,035,336.19	581,388.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,538,766.35	1,001,801.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,346,897.33	1,191,871.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,684,240.64	1,181,156.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,644,068.12	1,257,046.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,018,675.24	574,948.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,313,326.91	652,429.79	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	297,771.00	157,259.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
34	957,417.06	1,330,057.08	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	772,874.78	622,633.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	(259,307.64)	83,525.12	01/01/21	06/30/21	06/11/21	0.00	0.00	54,533.27	982,664.79	0.00	0.00
37	1,164,251.48	677,133.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,039,795.46	512,697.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	651,273.05	280,294.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,221,229.65	532,519.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	541,413.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	242,419.00	101,203.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	662,760.63	308,019.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	310,461.00	357,180.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
45	737,179.56	598,359.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	416,124.00	269,034.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	309,640.00	119,951.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	226,631.00	309,329.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	125,440.00	198,432.00	06/30/19	06/29/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	229,162.00	229,162.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
51	307,204.52	192,530.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	134,883.00	161,325.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	172,763.00	172,763.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	299,172.00	260,999.00	09/01/19	08/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	271,709.00	137,567.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	115,253.00	128,000.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	154,376.00	178,607.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	206,770.00	183,889.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	175,458.64	66,779.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	164,491.00	148,911.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	39,744.00	276,124.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	34,948.00	41,769.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	348,081,445.15	222,800,011.63				2,171,112.09	114,680.11	674,501.96	7,244,448.27	420,221.73	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	3	90,789,233.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629002%	4.586047%	78
10/18/21	0	0.00	0	0.00	3	90,901,985.36	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	4.628762%	4.591342%	79
09/17/21	0	0.00	0	0.00	3	91,027,584.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624846%	4.588653%	77
08/17/21	0	0.00	0	0.00	3	91,139,260.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624622%	4.588422%	78
07/16/21	0	0.00	0	0.00	3	91,250,431.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624395%	4.588186%	79
06/17/21	0	0.00	0	0.00	3	91,374,508.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.624179%	4.587959%	80
05/17/21	0	0.00	0	0.00	3	91,484,617.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623953%	4.587725%	81
04/16/21	0	0.00	0	0.00	3	91,607,671.68	0	0.00	0	0.00	1	33,614,535.46	0	0.00	0	0.00	4.623739%	4.587500%	82
03/17/21	0	0.00	1	33,659,396.32	2	58,057,331.87	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623515%	4.593481%	83
02/18/21	1	33,717,380.27	0	0.00	2	58,148,349.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.623321%	4.586823%	84
01/15/21	1	33,761,821.74	0	0.00	2	58,211,797.71	0	0.00	0	0.00	1	35,000,000.00	0	0.00	0	0.00	4.623099%	4.586601%	85
12/17/20	1	33,806,081.98	0	0.00	3	93,274,940.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.622877%	4.586380%	86
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	310946337	06/11/20	16	6	279,646.44	4,826,014.44	456,462.61	48,917,177.03	06/04/20	2
17	453011978	04/01/21	6	6	182,332.79	1,277,779.58	0.00	33,614,535.46	03/29/21	1
18	310945579	10/11/21	0	A	157,989.46	157,989.46	0.00	28,348,088.95	10/15/21	13
36	310945364	05/11/20	17	6	54,533.27	982,664.79	17,378.00	9,768,508.25	07/14/20	1
Totals					674,501.96	7,244,448.27	473,840.61	120,648,309.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		47,962,517	0	47,962,517		0
25 - 36 Months		14,710,309	14,710,309	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		1,213,689,888	1,170,863,172	42,826,717		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,276,362,714	1,185,573,480	0	0	90,789,234	0
Oct-21	1,277,350,583	1,186,448,598	0	0	90,901,985	0
Sep-21	1,348,389,356	1,257,361,771	0	0	91,027,585	0
Aug-21	1,349,369,703	1,258,230,443	0	0	91,139,260	0
Jul-21	1,350,328,309	1,259,077,878	0	0	91,250,431	0
Jun-21	1,351,335,938	1,259,961,429	0	0	91,374,509	0
May-21	1,352,287,269	1,260,802,652	0	0	91,484,618	0
Apr-21	1,353,287,872	1,261,680,201	0	0	91,607,672	0
Mar-21	1,354,231,984	1,262,515,255	0	33,659,396	58,057,332	0
Feb-21	1,355,331,653	1,263,465,923	33,717,380	0	58,148,349	0
Jan-21	1,356,268,155	1,264,294,536	33,761,822	0	58,211,798	0
Dec-20	1,357,201,207	1,230,120,184	33,806,082	0	93,274,941	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	310946337	47,962,517.38	48,917,177.03	56,400,000.00	08/23/21	858,863.96	0.49210	06/30/21	09/11/23	321
17	453011978	33,281,846.62	33,614,535.46	120,500,000.00	08/01/21	3,769,097.00	0.74290	06/30/21	09/01/28	321
18	310945579	28,304,295.06	28,348,088.95	322,000,000.00	03/23/18	7,203,836.55	1.46630	06/30/21	05/11/28	317
36	310945364	9,544,869.94	9,768,508.25	13,200,000.00	05/24/21	13,828.62	0.04210	06/30/21	09/11/28	321
Totals		119,093,529.00	120,648,309.69	512,100,000.00		11,845,626.13

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	310946337	LO	HI	06/04/20	2

Loan transferred due to Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. The loan remains in default and borrower is unwilling to cooperate with due diligence materials requested. Special servicer is seeking lender approva l to move forward with a foreclosure strategy.

17	453011978	LO	Various	03/29/21	1

11/05/21: Loan transferred to Special Servicing on 03/09/21 due to payment default (next due for 01/01/21 payment). Loan is secured by a six property hotel portfolio located throughout the U.S. Legal counsel counsel has been engaged.

Proposal has been received requesting temporary relief. Negotiations ongoing.

18	310945579	RT	TN	10/15/21	13

Loan transferred to special servicing effective 10/15/21 due to Sponsor bankruptcy. The parties have reached an agreement in principle for a modification/waiver of the Sponsor bankruptcy and resulting change in ownership due to Sponsor's restructuring. ng.

36	310945364	LO	NC	07/14/20	1

Loan transferred for Imminent Monetary Default at Borrowers request as a result of the Covid-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps. Counsel has been engaged.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16	453011912	35,000,000.00	5.17500%	35,000,000.00 5.17500%		8	10/29/20	06/01/20	--
17	453011978	33,806,081.98	4.75500%	33,806,081.98 4.75500%		8	06/03/20	05/01/20	--
18	310945579	28,943,052.90	4.83900%	28,943,052.90 4.83900%		10	07/08/20	06/11/20	08/11/20
34	300801781	9,762,471.05	4.93000%	9,762,471.05 4.93000%		10	07/27/20	08/01/20	09/11/20
Totals		107,511,605.93		107,511,605.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	10,336.96	0.00	0.00	10,684.59	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	7,174.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,512.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	964.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.11	0.00	0.00	0.00
Total	0.00	0.00	26,523.88	0.00	964.90	10,684.59	0.00	0.00	1.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		38,174.48

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com<http://www.ctslink.com>, specifically under the "Risk Retention" tab for the BANK 2018-BNK14 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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